Trade Receivables and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [Abstract]
Schedule of trade receivables
	December 31,
	2019	2020
	Thousands USD	Thousands USD
Open balances	1,816	713

Schedule of other receivables
	December 31,
	2019	2020
	Thousands USD	Thousands USD
Government authorities	332	400
Prepaid expenses	221	696
Others	17	30
	570	1,126